Label	Element	Value
VanEck Morningstar SMID Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar SMID Moat ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JULY 5, 2023
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 1, 2023
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding VanEck Morningstar SMID Moat ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Strategy [Heading]	rr_StrategyHeading	Effective immediately, the seventh sentence of the first paragraph contained in the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and “VanEck Morningstar SMID Moat ETF - Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Wide and narrow moat companies are selected from the universe of companies represented in the Morningstar® US Small-Mid Cap IndexSM (the “Parent Index”), a broad market index representing small- and medium-capitalization U.S. companies.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Morningstar SMID Moat ETF | VanEck Morningstar SMID Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMOT